UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Brian F. Link Secretary The China Fund, Inc. 100 Huntington Avenue CPH-0326 Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019-6131

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
HONG KONG
Commercial Services & Supplies — (3.8%)
China Everbright International, Ltd. (1)	6,048,000	$8,924,116
Goldpac Group Ltd.	5,052,000	3,662,074

		12,586,190

Diversified Financial Services — (4.3%)
Hong Kong Exchanges and Clearing, Ltd.	619,000	14,259,343

Electronic Equipment & Instruments — (2.6%)
Digital China Holdings, Ltd. †	8,937,000	8,460,874

Industrial Conglomerates — (2.3%)
Beijing Enterprises Holdings, Ltd.	992,500	7,559,235

Internet Software & Services — (4.3%)
Qihoo 360 Technology Co., Ltd. *	50,744	2,969,539
Tencent Holdings, Ltd.	663,200	11,282,796

		14,252,335

Metals & Mining — (1.0%)
Tiangong International Co., Ltd. (1)	18,480,000	3,241,666

Personal Products — (1.5%)
Natural Beauty Bio-Technology, Ltd.	50,320,000	4,867,762

Real Estate Management & Development — (4.2%)
Sun Hung Kai Properties, Ltd.	851,000	13,874,075

Semiconductors & Semiconductor Equipment — (1.9%)
ASM Pacific Technology, Ltd. (1)	332,200	3,012,190
Semiconductor Manufacturing International Corp. *(1)	37,480,000	3,287,274

		6,299,464

Specialty Retail — (0.8%)
Zhongsheng Group Holdings, Ltd.	3,163,500	2,758,303

Textiles, Apparel & Luxury Goods — (2.8%)
Li & Fung, Ltd. (1)	9,282,000	9,182,572

See notes to schedule of investments.

1

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2015 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG (continued)
Wireless Telecommunication Services — (3.4%)
China Mobile, Ltd.	838,500	$11,042,216

TOTAL HONG KONG — (Cost $107,181,635)	32.9%	108,384,035

HONG KONG — “H” SHARES
Automobiles — (4.2%)
Dongfeng Motor Group Co., Ltd.	2,684,000	3,918,829
Qingling Motors Co., Ltd. †	28,960,000	9,711,791

		13,630,620

Commercial Banks — (8.1%)
China Minsheng Banking Corp., Ltd.	14,014,600	17,063,972
Industrial & Commercial Bank of China, Ltd.	13,451,000	9,698,259

		26,762,231

Insurance — (5.8%)
Ping An Insurance (Group) Company of China, Ltd.	1,797,000	19,110,241

Machinery — (2.9%)
CSR Corp., Ltd.	7,754,000	9,431,155

Oil, Gas & Consumable Fuels — (1.8%)
China Suntien Green Energy Corp., Ltd. †	12,785,000	2,852,819
PetroChina Co., Ltd.	2,904,000	3,135,086

		5,987,905

TOTAL HONG KONG — “H” SHARES — (Cost $63,606,845)	22.8%	74,922,152

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $170,788,480)	55.7%	183,306,187

TAIWAN
Computers & Peripherals — (1.6%)
Advantech Co., Ltd.	694,841	5,247,661

Diversified Financial Services — (1.7%)
Chailease Holding Co., Ltd.	2,328,200	5,518,795

See notes to schedule of investments.

2

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2015 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TAIWAN (continued)
Electronic Equipment & Instruments — (7.5%)
Delta Electronics, Inc.	1,513,000	$9,290,161
Largan Precision Co., Ltd.	96,000	8,042,268
Tong Hsing Electronic Industries, Ltd. †	2,067,000	7,542,958

		24,875,387

Insurance — (1.4%)
Cathay Financial Holding Co., Ltd.	3,105,000	4,483,079

Leisure Equipment & Products — (2.8%)
Merida Industry Co., Ltd.	1,323,000	9,152,077

Semiconductors & Semiconductor Equipment — (6.2%)
Hermes Microvision, Inc. (1)	182,000	8,720,707
Taiwan Semiconductor Manufacturing Co., Ltd.	2,647,000	11,843,400

		20,564,107

TOTAL TAIWAN — (Cost $50,245,676)	21.2%	69,841,106

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $221,034,156)	76.9%	253,147,293

EQUITY-LINKED SECURITIES
Electronic Equipment & Instruments — (1.7%)
Hangzhou Hikvision Digital Technology Co., Ltd. Access Product (expiration 01/15/16) *(3)	1,071,208	4,574,058
Hangzhou Hikvision Digital Technology Co., Ltd. Access Product (expiration 12/20/16) 144A*(2)	242,449	1,053,199

		5,627,257

Household Durables — (3.1%)
Gree Electric Appliances, Inc. Access Product (expiration 01/15/16) 144A*(3)	676,267	4,368,685
Gree Electric Appliances, Inc. Access Product (expiration 06/30/15) 144A*(2)	897,891	5,910,816

		10,279,501

Machinery — (1.7%)
Zhengzhou Yutong Bus Co., Ltd. Access Product (expiration 06/30/15) 144A*(2)	1,297,127	5,409,019

See notes to schedule of investments.

3

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2015 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
EQUITY-LINKED SECURITIES (continued)
Personal Products — (1.3%)
Shanghai Jahwa United Co., Ltd. Access Product (expiration 01/15/16) 144A*(3)	371,242	$2,286,851
Shanghai Jahwa United Co., Ltd. Access Product (expiration 06/12/17) 144A*(2)	315,651	1,975,028

		4,261,879

Pharmaceuticals — (2.0%)
Jiangsu Hengrui Medicine Co., Ltd. (expiration 06/30/15) 144A*(2)	307,087	2,037,062
Jiangsu Hengrui Medicine Co., Ltd. Access Product (expiration 01/15/16) 144A*(3)	696,350	4,540,202

		6,577,264

TOTAL EQUITY-LINKED SECURITIES — (Cost $25,123,545)	9.8%	32,154,920

COLLATERAL FOR SECURITIES ON LOAN — (5.2%)
State Street Navigator Securities Lending Prime Portfolio (Cost $17,316,674)	17,316,674	17,316,674

	Face Amount
SHORT TERM INVESTMENT — (1.2%)
Repurchase Agreement with State Street Bank and Trust, dated 01/30/15, 0.00%, due 02/02/15, proceeds $4,116,000; collateralized by a U.S. Treasury Note, 0.75%, due 03/31/18, valued at $4,200,131, including interest. (Cost $4,116,000)	$4,116,000	4,116,000

TOTAL INVESTMENTS** — (Cost $267,590,375)	93.1%	306,734,887

OTHER ASSETS AND LIABILITIES	6.9%	22,600,815

NET ASSETS	100.0%	$329,335,702

Notes to Schedule of Investments

*	Denotes non-income producing security.
†	Affiliated issuer (see Note B).
(1)	A portion or all of the security is on loan. As of January 31, 2015, the market value of the securities loaned was $13,373,803.
(2)	Equity linked securities issued by Credit Lyonnais (CLSA).
(3)	Equity linked securities issued by Citigroup Global Markets Holdings.

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At January 31, 2015, these restricted securities amounted to $27,580,862, which represented 8.4% of total net assets.

**	At January 31, 2015, aggregate cost for federal tax purposes was $267,590,375. Gross unrealized appreciation of investments was $58,973,483 and gross unrealized depreciation of investments was $19,828,971, resulting in net unrealized appreciation of investments of $39,144,512.

See notes to schedule of investments.

4

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager or Direct Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT
Description	Level 1	Level 2	Level 3	Total
COMMON STOCK AND OTHER EQUITY INTERESTS
Automobiles	$13,630,620	$—	$—	$13,630,620
Commercial Banks	26,762,231	—	—	26,762,231
Commercial Services & Supplies	12,586,190	—	—	12,586,190
Computers & Peripherals	5,247,661	—	—	5,247,661
Diversified Financial Services	19,778,138	—	—	19,778,138
Electronic Equipment & Instruments	33,336,261	—	—	33,336,261
Industrial Conglomerates	7,559,235	—	—	7,559,235
Insurance	23,593,320	—	—	23,593,320
Internet Software & Services	14,252,335	—	—	14,252,335
Leisure Equipment & Products	9,152,077	—	—	9,152,077
Machinery	9,431,155	—	—	9,431,155
Metals & Mining	3,241,666	—	—	3,241,666
Oil, Gas & Consumable Fuels	5,987,905	—	—	5,987,905
Personal Products	4,867,762	—	—	4,867,762
Real Estate Management & Development	13,874,075	—	—	13,874,075
Semiconductors & Semiconductor Equipment	26,863,571	—	—	26,863,571
Specialty Retail	2,758,303	—	—	2,758,303
Textiles, Apparel & Luxury Goods	9,182,572	—	—	9,182,572
Wireless Telecommunication Services	11,042,216	—	—	11,042,216

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	253,147,293	—	—	253,147,293
EQUITY-LINKED SECURITIES
Electronic Equipment & Instruments	—	5,627,257	—	5,627,257
Household Durables	—	10,279,501	—	10,279,501
Machinery	—	5,409,019	—	5,409,019
Personal Products	—	4,261,879	—	4,261,879
Pharmaceuticals	—	6,577,264	—	6,577,264

TOTAL EQUITY-LINKED SECURITIES	—	32,154,920	—	32,154,920
COLLATERAL FOR SECURITIES ON LOAN	17,316,674	—	—	17,316,674
SHORT TERM INVESTMENTS	—	4,116,000	—	4,116,000

TOTAL INVESTMENTS	$270,463,967	$36,270,920	$—	$306,734,887

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of January 31, 2015, there were no transfers between Level 1, 2 or 3.

NOTE B – INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

Name of Issuer	Balance of Shares/Par Held October 31, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares/Par Held January 31, 2015	Value January 31, 2015	Income From Non- Controlled Affiliates	Gain/Loss Realized on Sale of Shares as of January 31, 2015
China Suntien Green Energy Corp., Ltd.	12,785,000	—	—	12,785,000	$2,852,819	$—	$—
Digital China Holdings, Ltd.	8,865,000	72,000	—	8,937,000	8,460,874	—	—
Qingling Motors Co., Ltd.	28,960,000	—	—	28,960,000	9,711,791	—	—
Tong Hsing Electronic Industries, Ltd.	2,067,000	—	—	2,067,000	7,542,958	—	—

	52,677,000	72,000	—	52,749,000	$28,568,442	$—	$—

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date: March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date: March 26, 2015

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer of The China Fund, Inc.

Date: March 26, 2015